Shareholder Report, Line Graph (Details) 195779_Pacer Nasdaq International Patent Leaders ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Apr. 30, 2025	Sep. 16, 2024	Apr. 30, 2026
Pacer Nasdaq International Patent Leaders ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Pacer Nasdaq International Patent Leaders ETF NAV
Accumulated Value	$ 10,545	$ 10,000	$ 16,285
Nasdaq International Patent Leaders Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq International Patent Leaders Index
Accumulated Value	10,597	10,000	$ 16,480
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index
Accumulated Value	$ 10,472	$ 10,000	$ 13,844